World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2012

Dates Covered
Collections Period	01/01/12 - 01/31/12
Interest Accrual Period	01/17/12 - 02/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/11	373,286,084.90	33,422
Yield Supplement Overcollateralization Amount at 12/31/11	15,536,620.40	0

Receivables Balance at 12/31/11	388,822,705.30	33,422
Principal Payments	18,913,769.15	711
Defaulted Receivables	466,718.25	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/12	14,389,148.43	0

Pool Balance at 01/31/12	355,053,069.47	32,681

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,751,950.24	223
Past Due 61-90 days	775,700.74	57
Past Due 91 + days	208,571.73	25

Total	3,736,222.71	305

Total 31+ Delinquent as % Ending Pool Balance	1.05%

Recoveries	337,812.81

Aggregate Net Losses/(Gains) - January 2012	128,905.44

Overcollateralization Target Amount	21,303,184.17
Actual Overcollateralization	21,303,184.17

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	35.12

Flow of Funds	$ Amount

Collections	20,710,523.21
Advances	(7,339.20)
Investment Earnings on Cash Accounts	2,370.43
Servicing Fee	(324,018.92)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,381,535.52

Distributions of Available Funds
(1) Class A Interest	499,835.61
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	17,139,034.51
(7) Distribution to Certificateholders	2,661,330.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	20,381,535.52

Servicing Fee	324,018.92
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 01/17/12	350,888,919.81
Principal Paid	17,139,034.51
Note Balance @ 02/15/12	333,749,885.30

Class A-1
Note Balance @ 01/17/12	0.00
Principal Paid	0.00
Note Balance @ 02/15/12	0.00
Note Factor @ 02/15/12	0.0000000%

Class A-2
Note Balance @ 01/17/12	0.00
Principal Paid	0.00
Note Balance @ 02/15/12	0.00
Note Factor @ 02/15/12	0.0000000%

Class A-3
Note Balance @ 01/17/12	120,886,919.81
Principal Paid	17,139,034.51
Note Balance @ 02/15/12	103,747,885.30
Note Factor @ 02/15/12	43.0489151%

Class A-4
Note Balance @ 01/17/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	198,106,000.00
Note Factor @ 02/15/12	100.0000000%

Class B
Note Balance @ 01/17/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	31,896,000.00
Note Factor @ 02/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	581,170.41
Total Principal Paid	17,139,034.51

Total Paid	17,720,204.92

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	134,990.39
Principal Paid	17,139,034.51

Total Paid to A-3 Holders	17,274,024.90

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6337722
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.6902913

Total Distribution Amount	19.3240635

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5601261
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	71.1163258

Total A-3 Distribution Amount	71.6764519

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/11	39,771.47
Balance as of 01/31/12	32,432.27
Change	(7,339.20)

Reserve Account
Balance as of 01/17/12	2,345,271.93
Investment Earnings	248.23
Investment Earnings Paid	(248.23)
Deposit/(Withdrawal)	—
Balance as of 02/15/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93